Investment Objectives and Goals - WarCap Unconstrained Equity ETF	Sep. 08, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WarCap Unconstrained Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	WarCap Unconstrained Equity ETF (the “Fund”) seeks long-term growth of capital.